General and administrative expenses - Shares held by executives and directors (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares Held By Executives And Directors [Abstract]
Executives and Directors as a group	[1]	3,155,503	2,729,680	2,416,385

[1]	Includes 465,000 (2017: 906,666, 2016: 1,184,155) shares of restricted stock subject to vesting conditions.